Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt
Summary of contractual maturities of the long-term debt

As of December 31, 2021, the contractual maturities of the long-term debt are as follows (in thousands):

		Note to Tissue
Years ending December 31,	Term Loan	Supplier	Total
2022	$6,667	$1,392	$8,059
2023	6,667	—	6,667
2024	3,889	—	3,889
Total	17,223	1,392	18,615
Deferred Financing Costs	(146)	—	(146)
Total, net	17,077	1,392	18,469
Current Portion	(6,667)	(1,392)	(8,059)
Long-term Debt	$10,410	$—	$10,410